Additional Information Required by the Argentine Central Bank - Guarantees Granted for Direct Obligations (Detail) - Banco De Galicia Y Buenos Aires S.A.U. [member] - ARS ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Disclosure of restricted assets [line items]
PROPARCO's credit lines	$ 58,661	$ 91,486
Credit Program granted to the province of San Juan	$ 75,211	60,316
Global Credit Program for the Micro-, Small- and Medium-sized Companies		11,763
FMO's credit lines		$ 33,109